Annual Total Returns - Templeton Growth VIP Fund [BarChart] - FTVIP Class 4-61 - Templeton Growth VIP Fund - Class 4	May 01, 2021
Bar Chart Table:
Annual Return 2011	(7.14%)
Annual Return 2012	21.02%
Annual Return 2013	30.64%
Annual Return 2014	(2.88%)
Annual Return 2015	(6.54%)
Annual Return 2016	9.47%
Annual Return 2017	18.38%
Annual Return 2018	(14.88%)
Annual Return 2019	14.97%
Annual Return 2020	5.65%